Goldman Sachs High Yield Floating Rate Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs High Yield Floating Rate Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 326
Expense Example, with Redemption, 3 Years	552
Expense Example, with Redemption, 5 Years	796
Expense Example, with Redemption, 10 Years	1,496
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	567
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	2,132
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	917
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	1,008
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,585
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	$ 906